Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest and Finance Costs
Interest expense (Note 5)	$ 19,925	$ 30,040	$ 37,387
Amortization of deferred financing fees	523	1,022	1,667
Series B Preferred Units Interest (Note 8)	902
Other		114	156
Total	$ 21,350	$ 31,176	$ 39,210